Condensed Consolidated Interim Balance Sheet (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 31,588	$ 35,423
Short-term deposits	61,961	95,532
Restricted short-term deposit	1,120	1,138
Trade accounts receivable	9,896	7,751
Prepaid expenses and other current assets	4,455	3,904
Inventories	10,974	10,155
TOTAL CURRENT ASSETS	119,994	153,903
LONG-TERM ASSETS:
Property and equipment, net	3,078	3,555
Operating lease right-of-use assets	7,106	7,458
Intangible assets	3,997	4,702
Goodwill	1,847	1,847
Other assets	669	687
TOTAL LONG-TERM ASSETS	16,697	18,249
TOTAL ASSETS	136,691	172,152
CURRENT LIABILITIES:
Trade accounts payable	4,663	6,003
Accrued compensation	4,391	4,964
Current maturities of operating leases liabilities	1,530	975
Forfeiture shares, no par value: 0 and 359,375 shares authorized, issued and outstanding as of September 30, 2025 and December 31, 2024		1
Earnout liability	2,494
Other current liabilities	8,059	8,384
TOTAL CURRENT LIABILITIES	21,137	20,327
LONG-TERM LIABILITIES:
Non-current operating leases liabilities	6,663	6,645
Earnout liability		2,413
Other long-term liabilities	59	79
TOTAL LONG-TERM LIABILITIES	6,722	9,137
TOTAL LIABILITIES	27,859	29,464
COMMITMENTS AND CONTINGENT LIABILITIES (note 5)
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value: 700,000,000 shares authorized as of September 30, 2025 and December 31, 2024; 111,388,173 and 107,614,972 shares issued and 101,575,379 and 106,342,415 shares outstanding as of September 30, 2025 and December 31, 2024, respectively (excluding 0 and 359,375 Ordinary Shares subject to forfeiture)	49	49
Treasury shares at cost: 9,453,419 and 625,682 shares as of September 30, 2025 and December 31, 2024, respectively	(25,006)	(1,613)
Additional paid-in capital	369,700	357,570
Accumulated other comprehensive income	821	601
Accumulated deficit	(236,732)	(213,919)
TOTAL SHAREHOLDERS’ EQUITY	108,832	142,688
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 136,691	$ 172,152